Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Statement of Comprehensive Income [Abstract]
Revenue	$ 28,888,410	$ 32,982,976	$ 33,466,063
Cost of sales	15,487,264	14,172,991	15,418,717
Gross profit	13,401,146	18,809,985	18,047,346
Selling, general and administrative expenses	9,445,908	9,055,174	8,807,399
Income from operations	3,955,238	9,754,811	9,239,947
Accretion expense	0	(230,462)	(1,220,896)
Gain (loss) on change in fair value of derivative liabilities	742,483	8,576,290	(5,756,195)
Impairment loss	(20,726)	0
Interest expense	(456,691)	(1,077,068)	(3,931,570)
Other (expenses) income	(28,996)	108,470	35,275
Net income (loss) from continuing operations before income taxes	4,191,308	17,132,041	(1,633,439)
Income tax expense	(2,809,768)	(4,934,467)	(2,968,133)
Net income (loss) from continuing operations after income taxes	1,381,540	12,197,574	(4,601,572)
Net loss from discontinued operations after income taxes	(1,088,329)	(2,242,644)	(3,228,056)
Net income (loss)	293,211	9,954,930	(7,829,628)
Other comprehensive income (loss)
Cumulative translation adjustment	83,822	(766,841)	(613,609)
Comprehensive income (loss)	$ 377,033	$ 9,188,089	$ (8,443,237)
Basic income (loss) per share from continuing operations	$ 0.01	$ 0.1	$ (0.04)
Diluted income (loss) per share from continuing operations	0.01	0.1	(0.04)
Basic loss per share from discontinued operations	(0.01)	(0.02)	(0.03)
Diluted loss per share from discontinued operations	(0.01)	(0.02)	(0.03)
Basic income per share	0	0.08	(0.07)
Diluted income per share	$ 0	$ 0.08	$ (0.07)
Weighted average number of common shares outstanding - basic	120,047,814	118,308,584	104,841,540
Weighted average number of common shares outstanding - diluted	122,880,907	121,141,677	104,841,540